Leases	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Leases
Leases

Note 14: Leases

The Company leases offices and warehouses, computer equipment and vehicles. Certain operating leases may contain one or more options to renew. The renewal terms can extend the lease term from one to 13 years. The exercise of lease renewal options is at the Company’s sole discretion. Renewal option periods are included in the measurement of the Right of Use (ROU) asset and lease liability when the exercise is reasonably certain to occur.

The depreciable lives of assets and leasehold improvements are limited by the expected lease term unless there is a transfer of title or purchase option reasonably certain of exercise.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Payments due under the lease contracts include fixed payments plus, may include variable payments. The Company’s office space leases require it to make variable payments for the Company’s proportionate share of the building’s property taxes, insurance, and common area maintenance. These variable lease payments are not included in lease payments used to determine the lease liability and are recognized as variable costs when incurred. Fixed payments may contain predetermined fixed rent escalations.

Operating leases are included in the following asset and liability accounts on the Company’s Balance Sheet: Operating Lease Right-of-Use Assets, Current Portion of Operating Lease Obligations, and Noncurrent Operating Lease Obligations. ROU assets and liabilities arising from finance leases are included in the following asset and liability accounts on the Company’s Consolidated Balance Sheet: Property & Equipment - Net, Current Portion of Finance Lease Obligation, and Noncurrent Finance Lease Obligations.

Components of lease expense were as follows for the three and nine months ended March 31, 2024, and 2023:

	Three Months	Three Months	Nine Months	Nine Months
	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,
($ in thousands)	2024	2023	2024	2023
Lease Cost
Finance Lease Cost:
Amortization of Right of Use Assets	46	51	139	153
Interest on lease liabilities	1	3	4	9
Capitalized Operating Lease Cost	915	949	2,768	3,137
Short – Term Lease Cost	18	—	55	—
Variable Lease Cost	336	14	1,927	36
Total Lease Cost	1,316	1,017	4,893	3,335

Other Information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	1	3	4	10
Operating cash flows from Capitalized Operating leases	1,031	1,043	3,077	3,387
Financing cash flows from finance leases	50	53	149	158

Right of use assets obtained in exchange for new finance lease liabilities	—	10,457	—	10,457
Right of use assets obtained in exchange for new Capitalized Operating lease liabilities	8,561	—	8,561	—
Net ROU remeasurement	—	—	—	(9)
Weighted average remaining lease term - finance leases (in Years)	0.42	10.4	0.42	10.4
Weighted average remaining lease term - Capitalized Operating leases (in Years)	0.87	1.7	0.87	1.7
Weighted average discount rate - finance leases	3.57%	3.70%	3.57%	3.70%
Weighted average discount rate - Capitalized Operating leases	4.16%	4.13%	4.16%	4.13%

Maturities of operating and finance lease liabilities as of March 31, 2024 are as follows:

($ in thousands)	Operating Leases	Finance Leases
Remaining in fiscal 2024	956	871
2025	1,415	3,338
2026	113	3,340
2027	14	1,987
2028	4	—
Total Lease Payments	2,502	9,536
Less Imputed Interest	(37)	(975)
Total	2,465	8,561

Note 13: Leases

The Company leases offices and warehouses, computer equipment and vehicles. Certain operating leases may contain one or more options to renew. The renewal terms can extend the lease term from one to 13 years. The exercise of lease renewal options is at the Company’s sole discretion. Renewal option periods are included in the measurement of the ROU asset and lease liability when the exercise is reasonably certain to occur.

The depreciable lives of assets and leasehold improvements are limited by the expected lease term, unless there is a transfer of title or purchase option reasonably certain of exercise.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Payments due under the lease contracts include fixed payments plus, may include variable payments. The Company’s office space leases require it to make variable payments for the Company’s proportionate share of the building’s property taxes, insurance, and common area maintenance. These variable lease payments are not included in lease payments used to determine the lease liability and are recognized as variable costs when incurred. Fixed payments may contain predetermined fixed rent escalations.

Operating leases are included in the following asset and liability accounts on the Company’s Balance Sheet: Operating Lease Right-of-Use Assets, Current Portion of Operating Lease Obligations, and Noncurrent Operating Lease Obligations. ROU assets and liabilities arising from finance leases are included in the following asset and liability accounts on the Company’s Consolidated Balance Sheet: Property & Equipment - Net, Current Portion of Finance Lease Obligation, and Noncurrent Finance Lease Obligations.

Components of lease expense were as follows for the twelve months ended June 30, 2023, and 2022:

	Year	Year
	Ended	Ended
	June 30,	June 30,
	2023	2022
Lease Cost ($ in thousands)
Finance Lease Cost:
Amortization of Right of Use Assets	$204	$675
Interest on lease liabilities	12	27
Operating Lease Cost	3,852	4,515
Short - Term Lease Cost	46	1,140
Variable Lease Cost	954	1,633
Total Lease Cost	$5,068	$7,990
Other Information ($ in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$12	$30
Operating cash flows from operating leases	$4,193	$4,820
Financing cash flows from finance leases	$208	$1,070
Right of use assets obtained in exchange for new finance lease liabilities	$10,080	—
Right of use assets obtained in exchange for new operating lease liabilities	—	—
Net Right of use asset remeasurement	$(9)	$(651)
Weighted average remaining lease term - finance leases (in Years)	1.13	2.06
Weighted average remaining lease term - operating leases (in Years)	1.48	2.33
Weighted average discount rate - finance leases	3.68%	3.70%
Weighted average discount rate - operating leases	4.14%	4.10%

Maturities of operating and finance lease liabilities as of June 30, 2023 are as follows:

($ in thousands)	Operating Leases	Finance Leases
2024	4,033	3,064
2025	1,415	3,062
2026	113	2,977
2027	14	1,688
2028	4	—
Total Lease Payments	5,579	10,791
Less Imputed Interest	(155)	(1,313)
Total	5,424	9,478